Components of income tax expense (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal (benefit)									$ (88,073)	$ 1,000,418
State (benefit)									(15,737)	213,309
Deferred (benefit)									1,707,403	(136,348)
Income Tax Expense (Benefit), Total	$ 572,000	$ 456,000	$ 270,000	$ 306,000	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 1,603,593	$ 1,077,379